Related party balances and transactions - Balances (Details) ¥ in Thousands, £ in Thousands, $ in Thousands						1 Months Ended				2 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2022 CNY (¥)	Mar. 28, 2022 CNY (¥)	Aug. 25, 2021 CNY (¥)	Aug. 25, 2021 USD ($)	Mar. 29, 2018 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 26, 2022 CNY (¥)	Jul. 31, 2021	Jul. 26, 2021
Related party balances and transactions
Accounts receivable - related parties, net											¥ 804,267		¥ 835,320		¥ 768,747
Amounts due from related parties											140,225		911,729		41,298			$ 19,338		$ 125,733
Amount of loans and interest receivables											68,158		63,091
Accounts payable - related parties (including accounts payable - related parties of the VIEs without recourse to the Company of RMB99,906 and nil as of December 31, 2021 and 2022, respectively)											101,098		241,773		111,531			13,942		33,342
Consideration for disposal of investment | $														$ 115,000
Amounts due to related parties (including amounts due to related parties of the VIEs without recourse to the Company of RMB309,010 and nil as of December 31, 2021 and 2022, respectively)											341,202		42,843		106,825			47,054		5,908
Other non-current assets - related parties											218,899		213,695		1,929			$ 30,188		$ 29,470
Proceeds from accounts receivables, related parties						¥ 538,867					804,267		835,320		768,747
Purchases from related parties											24,014	¥ 47,209
Prepayments from purchase of raw materials and services to related parties													29,595		41,298		¥ 1,366
Due to related parties													591,613		220,062		6,073
Amount of transaction													6,395		1,093		3,391
Amount of operating expenses											5,341	27,289	62,840		23,412
Interest expenses, related parties											6,116	1,622	12,215		131		872
Borrowings and interest payable, related parties											319,916	13,800	138,000		2,743
Advances to a related party											8,500				19,806		103,024
Cash collection of advances to a related party															90,155		81,026
Loans to related parties											12,000
Interest income, related parties											6,771	2,759	9,069		717		0
Gain on disposal of property, equipment and intangible assets													(1,939)	(267)	(1,562)		(577)
Cash contribution to acquire equity method investment												67,790	79,442	$ 10,956	1,145,637
Lease deposits and advances with related parties															1,929
Payables for technical services and logistics expenses, related parties													29,043		36,186
Purchase of products and services
Related party balances and transactions
Amount of transaction											197,760	¥ 261,495	677,775		293,552		8,186
SiEngine Technology Co., Ltd
Related party balances and transactions
Equity interest (as a percent)																							34.61%	34.61%
Cash contribution to acquire equity method investment | $																$ 10,649
Unsecured bank loans | Purchase of products and services
Related party balances and transactions
Purchases from related parties													29,717		51,171		747
Geely Group | Unsecured bank loans
Related party balances and transactions
Aggregate principal amount	¥ 500,000				¥ 20,000		¥ 300,000
Interest rate	4.35%				4.35%		4.10%
Interest expenses, related parties			¥ 45,152	$ 7,000
Aggregate principal amount, repaid																						¥ 500,000
Zhejiang Huanfu Technology Co., Ltd.
Related party balances and transactions
Advances to a related party													29,360		19,806		103,024
Cash collection of advances to a related party															90,155		81,026
Loans to related parties													57,260		28,850
Interest income, related parties													9,069		¥ 717		¥ 0
Proceeds from disposal of property and equipment								¥ 1,697	¥ 745
Gain on disposal of property, equipment and intangible assets								¥ 93	¥ 38
Financial support to Anhui Xinzhi
Related party balances and transactions
Amount of transaction										¥ 28,500
Hubei Xingji Times Technology Co., Ltd | Unsecured bank loans
Related party balances and transactions
Aggregate principal amount		¥ 200,000
Interest rate		2.25%
Hubei ECARX Technology Co., Ltd
Related party balances and transactions
Other non-current assets - related parties											¥ 218,899		¥ 213,695
Interest rate													5.00%	5.00%
Amount of transaction													¥ 252,287
Zenseact
Related party balances and transactions
Consideration for disposal of investment													793,177	$ 115,000
Arteus
Related party balances and transactions
Amounts due from related parties							¥ 25,866						¥ 25,866						£ 3,082		£ 3,082